Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Lease Liabilities [Abstract]
Schedule of Lease Liabilities
	2023	2022

As at January 1	90,873,411	89,781,180
Interest on lease liabilities	9,996,046	10,398,008
Land rentals	(8,878,143)	(9,305,777)
As at December 31	91,991,314	90,873,411

Current portion of lease liabilities	9,003,395	6,316,342
Non-current portion of lease liabilities	82,987,919	84,557,069